Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Earnings Per Share, Basic and Diluted

	FOR THE YEAR ENDED DECEMBER 31, 2022		FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
	Public Shares (basic and diluted)	Founders Shares (basic and diluted)	Public Shares (basic and diluted)	Founders Shares (basic and diluted)
Basic and diluted net income per common share
Numerator:
Allocation of net income as adjusted	$1,547,311	$383,991	$(68,381)	$(70,057)
Denominator:
Basic weighted average shares outstanding	$28,771,000	$7,140,000	6,260,292	6,413,684

Basic and diluted net loss per common share	$0.05	$0.05	$(0.01)	$(0.01)

Southland Holdings [Member]
Schedule of Cost to fulfill contracts, net

(Amounts in thousands)	December 31, 2022	December 31, 2021
Costs to insure	$25,091	$12,770
Mobilization costs	6,990	5,358
Costs to fulfill contracts, net	$32,081	$18,128

Schedule of Cash, cash equivalents, and restricted cash

(Amounts in thousands)	December 31, 2022	December 31, 2021
Cash and cash equivalents at beginning of period	$63,342	$30,889
Restricted cash at beginning of period	47,900	149,507
Cash, cash equivalents, and restricted cash at beginning of period	$111,242	180,396

Cash and cash equivalents at end of period	$57,915	$63,342
Restricted cash at end of period	14,076	47,900
Cash, cash equivalents, and restricted cash at end of period	$71,991	111,242

Schedule of estimated useful lives

Buildings	40 years
Leasehold improvements	Lesser of 15 years or lease term
Auto and trucks	3-7 years
Machinery and equipment	5-10 years
Office and safety equipment	3-7 years